Other Income (Expenses), Net - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Feb. 18, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 18, 2013 USD ($)	Feb. 18, 2013 Steel Segment [Member] USD ($)	Feb. 18, 2013 Steel Segment [Member] RON	Feb. 18, 2013 Mechel Targoviste S.A. [Member] Steel Segment [Member]	Feb. 18, 2013 Mechel Campia Turzii S.A. [Member] Steel Segment [Member]	Feb. 18, 2013 Ductil Steel S.A. [Member] Steel Segment [Member]	Feb. 18, 2013 Laminorul S.A. [Member] Steel Segment [Member]
Component Of Other Income And Expense [Line Items]
Loss from securities repurchase agreement		$ 23,051,000
Percentage of interest disposed								86.60%	86.60%	100.00%	90.90%
Nominal consideration paid in cash						100	230
Fair value of net receivables from disposed companies
Net loss on disposal of Romanian assets	79,997,000
Dividends received from cost investments		$ 1,000	$ 285,000	$ 25,981,000